SUMMARY OF ACCOUNTING POLICIES (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting - The financial statements of the Plan have been prepared on the accrual basis of accounting. Plan assets exclude those funds used to purchase annuities.
Use of Estimates
Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition - Investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Quoted market prices, if available, are used to value investments. Interest income is recorded as earned on the accrual basis. Dividend income is recorded on the ex-dividend date. Net appreciation of investments represents the change in fair value during the year, plus realized gains and losses. Purchases and sales of securities are reflected on a trade-date basis.

Contributions	Contributions- Contributions from Plan participants and the matching contributions from the Company are recorded in the year in which the employee contributions are withheld from compensation.
Payment of Benefits	Payment of Benefits - Benefits are recorded when paid.